Unsecured Debt (Tables)	12 Months Ended
Nov. 30, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt and Short-Term Borrowings

	November 30, 2019		November 30,
(in millions)	Interest Rates	Maturities Through	2019		2018
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 4.4%	2031	$3,485		$1,819
EUR fixed rate	1.1% to 4.5%	2031	699		189
Floating rate	2.4% to 2.7%	2022	174		240
EUR floating rate	0.0% to 0.6%	2027	1,040		1,297
Bank Loans
EUR fixed rate	0.5% to 3.9%	2021	221		257
Floating rate	3.1%	2025	300		495
EUR floating rate	0.0% to 0.7%	2023	1,596		1,193
GBP floating rate	1.3% to 1.7%	2023	854	—	848
Publicly-Traded Notes
Fixed rate	4.0% to 7.2%	2028	1,217		1,217
EUR fixed rate	1.0% to 1.9%	2029	1,816		1,989
Short-Term Borrowings
EUR floating rate commercial paper	(0.3)%	2020	231		621
EUR fixed rate bank loans	—%	—	—		227
Total Debt			11,634		10,394
Less: Unamortized debt issuance costs			(131)		(71)
Total Debt, net of unamortized debt issuance costs			11,503		10,323
Less: Short-term borrowings			(231)		(848)
Less: Current portion of long-term debt			(1,596)		(1,578)
Long-Term Debt			$9,675		$7,897

Schedule of Annual Maturities of Debt	The scheduled annual maturities of our debt were as follows:

(in millions)
Fiscal	November 30, 2019
2020	$1,827
2021	1,915
2022	1,352
2023	2,234
2024	680
Thereafter	3,627
$11,634